ACQUISITION (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue		$ 66,286	$ 1,077,550	$ 671,863
Net loss		$ (1,056,378)	(4,171,807)	(405,983)
Acquisition related costs			101,236
Impairment loss			(1,321,338)
Goodwill [Member]
Impairment loss			$ (397,569)
Beijing GenExosome
Revenue	$ 26,276
Net loss	$ 30,327